Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Additions to right-of-use assets	€ 192	€ 208
Expense relating to low value and short-term leases	24	24
Value of lease extension and termination options, right-of-use assets	17	35
Expense relating to variable lease payments not included in measurement of lease liabilities	€ 157	€ 153